JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 154.4% (95.4% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 135.6% (83.8% of Total Investments) (2)
	Aerospace & Defense – 1.4% (0.9% of Total Investments)
$916	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.900%	1-Month LIBOR	2.750%	10/05/24	B	$884,564
540	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	485,081
290	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	260,796
1,676	Transdigm, Inc., Term Loan E	2.398%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,580,945
1,270	Transdigm, Inc., Term Loan F	2.398%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,197,634
1,058	Transdigm, Inc., Term Loan G	2.398%	1-Month LIBOR	2.250%	8/22/24	Ba3	998,583
5,750	Total Aerospace & Defense						5,407,603
	Air Freight & Logistics – 0.4% (0.3% of Total Investments)
115	PAE Holding Corp, Delayed Draw, (WI/DD)	TBD	TBD	TBD	TBD	B	113,258
1,444	XPO Logistics, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,419,066
1,559	Total Air Freight & Logistics						1,532,324
	Airlines – 1.4% (0.8% of Total Investments)
365	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	304,743
949	American Airlines, Inc., Term Loan B	1.906%	1-Month LIBOR	1.750%	1/29/27	Ba3	714,668
615	American Airlines, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	12/14/23	Ba3	514,393
1,900	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,896,438
427	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	425,797
1,457	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,290,341
5,713	Total Airlines						5,146,380
	Auto Components – 2.0% (1.3% of Total Investments)
746	Adient Global Holdings, Initial Term Loan	4.421%	3-Month LIBOR	4.250%	5/06/24	Ba3	737,267
1,109	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	1,086,020
2,333	Johnson Controls Inc., Term Loan B	3.648%	1-Month LIBOR	3.500%	4/30/26	B1	2,272,481
1,000	Les Schwab Tire Centers, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	992,500
1,347	Superior Industries International, Inc., Term Loan B	4.148%	1-Month LIBOR	3.500%	5/23/24	B1	1,283,229
1,380	Trico Group, LLC, Initial Term Loan, First Lien	8.500%	2-Month LIBOR	7.500%	2/02/24	B	1,369,534
7,915	Total Auto Components						7,741,031
	Automobiles – 0.5% (0.3% of Total Investments)
783	Caliber Collision, Term Loan B	3.148%	1-Month LIBOR	3.000%	2/05/26	B1	755,828

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$975	Navistar, Inc., Term Loan B	3.650%	1-Month LIBOR	3.500%	11/06/24	Ba2	$967,931
1,758	Total Automobiles						1,723,759
	Banks – 0.0% (0.0% of Total Investments)
159	iQor US, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	4/01/22	N/R	149,863
	Beverages – 0.6% (0.4% of Total Investments)
2,216	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	2,213,084
	Biotechnology – 0.7% (0.4% of Total Investments)
2,683	Grifols, Inc., Term Loan B, First Lien	2.094%	1-Week LIBOR	2.000%	11/15/27	Ba2	2,621,522
	Building Products – 1.6% (1.0% of Total Investments)
638	Ply Gem Industries, Inc., Term Loan B	3.895%	1-Month LIBOR	3.750%	4/12/25	B+	627,440
5,593	Quikrete Holdings, Inc., Term Loan B	2.645%	1-Month LIBOR	2.500%	1/31/27	BB-	5,494,714
6,231	Total Building Products						6,122,154
	Capital Markets – 2.2% (1.4% of Total Investments)
893	Advisor Group Holdings, Inc., Initial Term Loan B	5.000%	1-Month LIBOR	5.000%	8/01/26	B2	863,724
1,965	Distributed Power, Term Loan B	3.234%	3-Month LIBOR	3.000%	11/06/25	B	1,820,081
557	RPI Finance Trust, Term Loan B1	1.898%	1-Month LIBOR	1.750%	2/11/27	BBB-	554,573
4,220	Sequa Mezzanine Holdings LLC, Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	4,003,694
1,462	Sequa Mezzanine Holdings LLC, Second Lien Term Loan	5.875%	3-Month LIBOR	4.875%	7/31/24	CCC-	1,169,435
9,097	Total Capital Markets						8,411,507
	Chemicals – 0.6% (0.4% of Total Investments)
872	Ineos US Finance LLC, Term Loan	2.148%	1-Month LIBOR	2.000%	3/31/24	BBB-	849,765
750	Lummus Technology, Term Loan	4.148%	1-Month LIBOR	4.000%	6/30/27	B+	739,158
848	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	842,682
2,470	Total Chemicals						2,431,605
	Commercial Services & Supplies – 4.8% (3.0% of Total Investments)
750	Amentum Government Services Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	735,937
697	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	652,294
216	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	2,156
6,696	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	6,455,793
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.500%	3-Month LIBOR	8.500%	10/21/24	CCC	972,500
721	Garda World Security Corp, Term Loan B, First Lien	4.900%	1-Month LIBOR	4.750%	10/30/26	BB+	720,427

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$3,948	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	$3,920,107
549	Harland Clarke Holdings Corporation, Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	433,064
1,362	iQor US, Inc., Term Loan, First Lien, (5)	0.000%	N/A	N/A	4/01/21	D	886,505
333	iQor US, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/01/22	D	13,333
347	KAR Auction Services, Inc., Term Loan B6	2.438%	1-Month LIBOR	2.250%	9/19/26	Ba3	333,702
564	PAE Holding Corp, New Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	558,740
196	Pitney Bowes Inc., Term Loan B	5.645%	1-Month LIBOR	5.500%	1/07/25	BBB-	193,750
1,173	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	2/28/25	B3	1,082,307
208	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	205,299
440	Travelport LLC, Priority Debt Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	416,744
679	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	632,149
19,879	Total Commercial Services & Supplies						18,214,807
	Communications Equipment – 2.6% (1.6% of Total Investments)
306	Avaya, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	12/15/24	BB-	301,301
4,401	CommScope, Inc., Term Loan B	3.398%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,261,754
879	Mitel US Holdings, Inc., Term Loan, First Lien	4.648%	1-Month LIBOR	4.500%	11/30/25	B-	725,109
1,608	Plantronics, Term Loan B, (DD1)	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,542,519
1,293	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	2-Month LIBOR	3.250%	4/24/22	B2	1,164,579
1,897	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,841,226
10,384	Total Communications Equipment						9,836,488
	Construction & Engineering – 0.5% (0.3% of Total Investments)
422	Pike Corp, Term Loan B	3.285%	1-Month LIBOR	3.000%	7/24/26	BB-	417,072
1,659	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,537,840
2,081	Total Construction & Engineering						1,954,912
	Consumer Finance – 0.6% (0.4% of Total Investments)
2,185	Verscend Technologies, Tern Loan B	4.648%	1-Month LIBOR	4.500%	8/27/25	B+	2,149,608
	Containers & Packaging – 1.2% (0.7% of Total Investments)
498	Berry Global, Inc., Term Loan W	2.147%	1-Month LIBOR	2.000%	10/01/22	BBB-	493,608
1,975	Berry Global, Inc., Term Loan Y	2.147%	1-Month LIBOR	2.000%	7/01/26	BBB-	1,915,029
408	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	6-Month LIBOR	4.250%	6/30/22	B-	397,480
479	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.898%	1-Month LIBOR	1.750%	2/04/27	BB+	470,369

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Containers & Packaging (continued)
$1,200	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/16/26	B+	$1,173,750
4,560	Total Containers & Packaging						4,450,236
	Distributors – 0.3% (0.2% of Total Investments)
262	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB+	255,083
953	SRS Distribution, Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/24/25	B	926,311
1,215	Total Distributors						1,181,394
	Diversified Consumer Services – 1.6% (1.0% of Total Investments)
3,346	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B-	3,005,218
147	Education Management LLC, Elevated Term Loan A1, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	1,836
4	Education Management LLC, Elevated Term Loan A2, (5)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
3,185	Refinitiv, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/01/25	BB+	3,142,794
6,682	Total Diversified Consumer Services						6,149,848
	Diversified Financial Services – 1.6% (1.0% of Total Investments)
1,481	Blackstone CQP, Term Loan	3.725%	3-Month LIBOR	3.500%	9/30/24	B+	1,451,995
1,969	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	593,198
2,176	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/12/26	B+	2,135,752
502	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	486,565
595	Orion Advisor Solutions, Term Loan, First Lien	5.000%	3-Month LIBOR	4.000%	9/24/27	BB-	587,750
924	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	918,951
7,647	Total Diversified Financial Services						6,174,211
	Diversified Telecommunication Services – 5.0% (3.1% of Total Investments)
693	Altice France S.A., Term Loan B12	3.836%	1-Month LIBOR	3.687%	1/31/26	B	672,905
6,226	CenturyLink, Inc, Term Loan B	2.398%	1-Month LIBOR	2.250%	3/15/27	BB+	6,005,863
7,303	Frontier Communications Corporation, Term Loan B, (5)	6.000%	Prime	2.750%	6/15/24	N/R	7,199,189
383	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	8.750%	Prime	5.500%	1/02/24	N/R	386,887
614	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	8.625%	N/A	N/A	1/02/24	N/R	619,274
3,825	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	3,728,276
418	Zayo Group LLC, Initial Dollar Term Loan	3.148%	1-Month LIBOR	3.000%	3/09/27	B1	403,552
19,462	Total Diversified Telecommunication Services						19,015,946
	Electric Utilities – 0.6% (0.4% of Total Investments)
789	ExGen Renewables, Term Loan	4.000%	3-Month LIBOR	3.000%	11/28/24	BB-	786,026

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electric Utilities (continued)
$748	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	$741,953
902	Vistra Operations Co., Term Loan B3	1.895%	1-Month LIBOR	1.750%	12/31/25	Baa3	882,817
2,439	Total Electric Utilities						2,410,796
	Electrical Equipment – 1.1% (0.7% of Total Investments)
3,292	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	3,155,744
995	Vertiv Co.,Term Loan B	3.148%	1-Month LIBOR	3.000%	3/02/27	B+	980,572
4,287	Total Electrical Equipment						4,136,316
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,322	TTM Technologies, Inc., Term Loan B	2.649%	1-Month LIBOR	2.500%	9/28/24	BB+	1,302,211
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
649	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.230%	3-Month LIBOR	7.000%	6/13/24	Caa1	477,710
	Entertainment – 0.4% (0.2% of Total Investments)
751	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	CCC	426,627
389	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.019%	6-Month LIBOR	2.750%	9/20/26	CCC	218,038
804	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	800,060
1,944	Total Entertainment						1,444,725
	Equity Real Estate Investment Trust – 0.9% (0.6% of Total Investments)
194	Gardner Denver, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	1/31/27	BB+	191,895
2,180	Realogy Group LLC, Term Loan A	2.398%	1-Month LIBOR	2.250%	2/08/23	BB-	2,117,302
1,232	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB-	1,184,666
3,606	Total Equity Real Estate Investment Trust						3,493,863
	Financials – 0.1% (0.0% of Total Investments)
314	Red Ventures, Term Loan B	2.648%	1-Month LIBOR	2.500%	11/08/24	BB	302,646
	Food & Staples Retailing – 2.5% (1.5% of Total Investments)
1,203	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,209,592
536	BJ's Wholesale Club, Inc., Term Loan, First Lien	2.145%	1-Month LIBOR	2.000%	2/03/24	BB	528,487
771	Hearthside Group Holdings LLC, Term Loan B	3.835%	1-Month LIBOR	3.688%	5/31/25	B2	744,491
45	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	44,660
7,146	US Foods, Inc., New Term Loan	1.898%	1-Month LIBOR	1.750%	6/27/23	BB-	6,856,970
9,701	Total Food & Staples Retailing						9,384,200
	Food Products – 0.4% (0.3% of Total Investments)
891	American Seafoods Group LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	886,977

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food Products (continued)
$778	Froneri Lux FinCo SARL, Term Loan, First Lien	2.395%	1-Month LIBOR	2.250%	1/31/27	B1	$751,667
1,669	Total Food Products						1,638,644
	Health Care Equipment & Supplies – 1.1% (0.7% of Total Investments)
817	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	811,170
1,441	LifeScan, Term Loan B, (DD1)	6.234%	3-Month LIBOR	6.000%	10/01/24	B	1,355,892
1,395	MedPlast, Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/02/25	B3	1,287,951
1,069	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	800,210
4,722	Total Health Care Equipment & Supplies						4,255,223
	Health Care Providers & Services – 9.5% (5.9% of Total Investments)
2,500	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	2,429,687
593	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	510,552
665	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	8/30/24	B2	656,605
1,444	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	1,440,807
1,781	Brightspring Health, Term Loan B	3.397%	1-Month LIBOR	3.250%	3/05/26	N/R	1,728,182
985	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/17/26	BBB-	982,744
875	Civitas Solutions, Term Loan B	4.400%	1-Month LIBOR	4.250%	3/08/26	B	862,400
40	Civitas Solutions, Term Loan C	4.400%	1-Month LIBOR	4.250%	3/08/26	B	39,366
509	DaVita, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/12/26	BBB-	498,605
3,846	Envision Healthcare Corporation, Initial Term Loan	3.898%	1-Month LIBOR	3.750%	10/10/25	Caa1	2,764,091
378	HCA, Inc., Term Loan B12	1.898%	1-Month LIBOR	1.750%	3/13/25	BBB-	376,407
602	HCA, Inc., Term Loan B13	1.898%	1-Month LIBOR	1.750%	3/18/26	BBB-	599,603
595	Heartland Dental Care, Inc., Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	4/30/25	B3	547,845
722	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	11/06/26	B+	723,232
1,450	Jordan Health, Initial Term Loan, First Lien	5.270%	3-Month LIBOR	5.000%	5/15/25	Caa1	1,244,924
2,922	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	2,867,283
4,075	Lifepoint Health, Inc., New Term Loan B	3.898%	1-Month LIBOR	3.750%	11/16/25	B1	3,963,142
62	MyEyeDr, Delayed Draw Term Loan, (7)	4.353%	3-Month LIBOR	4.250%	8/31/26	B-	59,062
247	MyEyeDr, Term Loan	4.398%	1-Month LIBOR	4.250%	8/31/26	B-	235,527
5,390	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	5,359,558
179	Quorum Health Corp, Term Loan, (5)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	165,911
2,716	Select Medical Corporation, Term Loan B	2.780%	3-Month LIBOR	2.500%	3/06/25	Ba2	2,657,444
3,465	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	3,294,877

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,413	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	$1,977,723
38,454	Total Health Care Providers & Services						35,985,577
	Health Care Technology – 2.8% (1.7% of Total Investments)
5,005	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	4,896,044
2,223	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	2,150,311
2,342	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 6.750%, PIK 8.000%)	6.750%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,767,920
1,786	Zelis, Term Loan B	4.898%	1-Month LIBOR	4.750%	9/30/26	B	1,778,211
11,356	Total Health Care Technology						10,592,486
	Hotels, Restaurants & Leisure – 15.7% (9.7% of Total Investments)
889	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	696,215
1,074	24 Hour Fitness Worldwide, Inc., Term Loan B, (5)	0.000%	N/A	N/A	5/31/25	D	24,717
3,010	Alterra Mountain Company, Term Loan B, First Lien	2.898%	1-Month LIBOR	2.750%	7/31/24	B1	2,904,251
895	Alterra Mountain Company, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	8/01/26	B1	891,023
743	Aramark Corporation, Term Loan	1.898%	1-Month LIBOR	1.750%	3/11/25	BB+	712,648
588	Boyd Gaming Corporation, Refinancing Term Loan B	2.344%	1-Week LIBOR	2.250%	9/15/23	BB-	572,844
15,550	Burger King Corporation, Term Loan B4	1.898%	1-Month LIBOR	1.750%	11/19/26	BB+	14,958,882
1,125	Caesars Resort Collection, Term Loan	4.649%	3-Month LIBOR	4.500%	7/20/25	B+	1,092,308
7,692	Caesars Resort Collection, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	12/22/24	B+	7,234,180
738	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	BB+	746,639
742	CCM Merger, Inc., Term Loan B	4.500%	Prime	1.250%	8/09/21	BB	738,686
3,199	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	3,019,308
2,776	ClubCorp Operations, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	2,349,300
2,858	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	Caa1	2,101,173
962	Four Seasons Holdings, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	11/30/23	BB+	928,615
1,018	Golden Nugget LLC, Initial Term Loan B	3.250%	1-Month LIBOR	2.500%	10/04/23	B	902,374
4,246	Hilton Hotels, Term Loan B2	1.899%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,038,083
1,881	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	1,743,080
659	PCI Gaming, Term Loan, First Lien	2.648%	1-Month LIBOR	2.500%	5/31/26	BBB-	638,117
5,217	Scientific Games Corp., Initial Term Loan B5	2.898%	1-Month LIBOR	2.750%	8/14/24	B+	4,866,680
1,036	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	971,456
3,647	Stars Group Holdings, Term Loan B	3.720%	3-Month LIBOR	3.500%	7/10/25	BBB-	3,651,391

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,198	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	$2,112,831
1,470	Wyndham International, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	5/30/25	BB+	1,402,931
64,213	Total Hotels, Restaurants & Leisure						59,297,732
	Household Durables – 0.6% (0.4% of Total Investments)
1,179	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	1,120,983
58	Serta Simmons Holdings LLC, First Out Term Loan	8.305%	1-Month LIBOR	7.500%	6/01/27	N/R	58,298
659	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	565,760
450	Weber-Stephen Products LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	446,346
2,346	Total Household Durables						2,191,387
	Household Products – 1.3% (0.8% of Total Investments)
4,112	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	4,084,292
938	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.898%	Prime	1.750%	2/05/23	B+	921,704
5,050	Total Household Products						5,005,996
	Industrial Conglomerates – 0.2% (0.2% of Total Investments)
975	Education Adisory Board, Term Loan, First Lien	4.750%	6-Month LIBOR	3.750%	9/29/24	B2	948,188
	Insurance – 2.1% (1.3% of Total Investments)
1,840	Acrisure LLC, Term Loan B	3.648%	1-Month LIBOR	3.500%	2/15/27	B	1,778,924
2,548	Alliant Holdings I LLC, Term Loan B	2.898%	1-Month LIBOR	2.750%	5/10/25	B	2,459,483
1,149	Asurion LLC, Term Loan B6	3.148%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,129,384
2,175	Hub International Holdings, Inc., Term Loan B	3.215%	3-Month LIBOR	3.000%	4/25/25	B	2,095,773
500	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	497,187
8,212	Total Insurance						7,960,751
	Interactive Media & Services – 2.1% (1.3% of Total Investments)
6,697	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	2-Month LIBOR	3.000%	11/03/23	B+	6,562,614
1,474	WeddingWire, Inc., Term Loan	4.713%	2-Month LIBOR	4.500%	12/21/25	B+	1,389,010
8,171	Total Interactive Media & Services						7,951,624
	Internet & Direct Marketing Retail – 1.2% (0.7% of Total Investments)
2,000	1-800 Contacts, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,980,410
2,020	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	2,002,742
564	Uber Technologies, Inc., Term Loan	3.648%	1-Month LIBOR	3.500%	7/13/23	B1	555,429
4,584	Total Internet & Direct Marketing Retail						4,538,581

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services – 3.1% (1.9% of Total Investments)
$1,440	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	$1,440,206
830	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	815,589
860	Dynatrace LLC, Term Loan, First Lien	2.398%	1-Month LIBOR	2.250%	8/23/25	BB-	846,870
1,733	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	1,708,069
3,544	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	3,535,464
2,764	Greeneden U.S. Holdings II LLC, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/08/27	B-	2,725,687
500	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	495,625
11,671	Total Internet Software & Services						11,567,510
	IT Services – 4.0% (2.5% of Total Investments)
811	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	720,514
1,040	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	895,164
970	KBR, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	2/07/27	Ba1	960,424
570	Neustar, Inc., Term Loan B4, First Lien	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	538,057
500	Optiv Security, Inc., Term Loan, Second Lien	8.250%	1-Month LIBOR	7.250%	2/01/25	Caa3	402,500
3,560	Sabre, Inc., Term Loan B	2.750%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,368,879
702	Science Applications International Corporation, Term Loan B	2.023%	1-Month LIBOR	1.875%	10/31/25	BB+	688,059
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,931,020
2,004	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,573,366
3,275	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	3,058,697
958	WEX, Inc., Term Loan B3	2.398%	1-Month LIBOR	2.250%	5/17/26	Ba2	926,780
17,890	Total IT Services						15,063,460
	Life Sciences Tools & Services – 1.4% (0.9% of Total Investments)
278	Inventiv Health, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/01/24	BB	273,183
5,221	Parexel International Corp., Term Loan B	2.898%	1-Month LIBOR	2.750%	9/27/24	B2	5,019,056
5,499	Total Life Sciences Tools & Services						5,292,239
	Machinery – 1.3% (0.8% of Total Investments)
1,000	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	993,125
1,729	Gardner Denver, Inc., Extended Term Loan B	1.898%	1-Month LIBOR	1.750%	2/28/27	Ba2	1,675,530
1,023	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	1,005,853
57	NN, Inc., Extended 2017 Incremental Term Loan	5.898%	1-Month LIBOR	5.750%	10/19/22	B+	56,493
125	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B+	124,108

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$1,250	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	$1,233,600
5,184	Total Machinery						5,088,709
	Marine – 0.3% (0.2% of Total Investments)
2,000	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	6.000%	7/02/23	B-	974,854
	Media – 19.0% (11.7% of Total Investments)
1,254	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	1-Month LIBOR	3.250%	7/25/21	N/R	1,250,810
405	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 1.232%, PIK 1.750%)	2.982%	3-Month LIBOR	1.750%	4/10/24	N/R	267,438
474	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	299,872
728	Catalina Marketing Corporation, Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	4.750%	8/15/23	N/R	118,220
226	CBS Radio, Inc., Term Loan B2	2.652%	1-Month LIBOR	2.500%	11/17/24	BB-	219,262
5,051	Cequel Communications LLC, Term Loan B	2.398%	1-Month LIBOR	2.250%	1/15/26	BB	4,892,752
3,748	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,659,155
2,885	Cineworld Group PLC, Term Loan B	2.769%	6-Month LIBOR	2.500%	2/28/25	CCC	1,634,931
8,161	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	2-Month LIBOR	3.500%	8/21/26	B1	7,461,926
2,537	CSC Holdings LLC, Refinancing Term Loan	2.398%	1-Month LIBOR	2.250%	7/17/25	BB	2,456,388
3,356	CSC Holdings, LLC, Term Loan B5	2.648%	1-Month LIBOR	2.500%	4/15/27	Ba3	3,260,473
491	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	466,650
739	EW Scripps, Term Loan B2	2.648%	1-Month LIBOR	2.500%	5/01/26	BB+	715,471
553	Gray Television, Inc., Term Loan B2	2.399%	1-Month LIBOR	2.250%	2/07/24	BB+	540,752
637	Gray Television, Inc., Term Loan C	2.649%	1-Month LIBOR	2.500%	1/02/26	BB+	621,939
602	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	563,213
5,262	iHeartCommunications Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/01/26	B+	4,954,856
1,804	IMG Worldwide, Inc., Term Loan B	2.900%	1-Month LIBOR	2.750%	5/16/25	B3	1,549,259
1,928	Intelsat Jackson Holdings, S.A., DIP Term Loan, (5), (7)	5.050%	3-Month LIBOR	3.600%	7/13/21	N/R	1,965,875
6,367	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	6,417,302
1,126	LCPR Loan Financing LLC, Term Loan B	5.148%	1-Month LIBOR	5.000%	10/15/26	BB-	1,127,241
6,019	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	1-Week LIBOR	4.000%	5/04/22	BB+	5,461,901
459	Meredith Corporation, Incremental Term Loan B	5.250%	1-Month LIBOR	4.250%	1/31/25	BB-	451,203
2,200	Meredith Corporation, Term Loan B2	2.648%	1-Month LIBOR	2.500%	1/31/25	BB-	2,134,718

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,816	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.645%	1-Month LIBOR	2.500%	7/03/25	BB-	$1,744,484
1,000	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	977,500
1,057	Nexstar Broadcasting, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	9/19/26	BB	1,032,384
2,481	Nexstar Broadcasting, Inc., Term Loan B3	2.402%	1-Month LIBOR	2.250%	1/17/24	BB	2,421,829
3,406	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB+	3,310,697
891	Sinclair Television Group, Term Loan B2	2.650%	1-Month LIBOR	2.500%	9/30/26	BB+	866,867
1,995	Virgin Media Bristol LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,960,087
2,236	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	2,198,041
4,966	Ziggo B.V., Term Loan	2.648%	1-Month LIBOR	2.500%	4/30/28	BB	4,777,926
76,860	Total Media						71,781,422
	Multiline Retail – 1.0% (0.6% of Total Investments)
2,073	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 4.500%, PIK 1.500%)	6.000%	3-Month LIBOR	5.000%	1/13/22	CCC+	1,854,270
1,887	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	658,002
1,462	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	1,407,907
5,422	Total Multiline Retail						3,920,179
	Oil, Gas & Consumable Fuels – 3.0% (1.9% of Total Investments)
961	BCP Renaissance Parent, Term Loan B	4.500%	2-Month LIBOR	3.500%	11/01/24	B+	886,343
1,140	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	1,121,290
3,161	California Resources Corporation, DIP Term Loan, (5)	10.000%	1-Month LIBOR	9.000%	1/15/21	Ba1	3,129,619
546	California Resources Corporation, Term Loan, (5)	0.000%	N/A	N/A	12/31/21	N/R	14,006
4,743	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	N/R	1,779,621
1,191	Fieldwood Energy LLC, DIP Term Loan, (5), (7)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	1,196,501
8,355	Fieldwood Energy LLC, Exit Term Loan, (DD1), (5)	0.000%	N/A	N/A	4/11/22	N/R	1,838,190
3,211	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	N/R	4,913
1,731	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,233,740
612	Peabody Energy Corporation, Term Loan B	2.898%	1-Month LIBOR	2.750%	3/31/25	B3	196,965
25,651	Total Oil, Gas & Consumable Fuels						11,401,188
	Paper & Forest Products – 0.5% (0.3% of Total Investments)
1,900	Asplundh, Term Loan B	2.640%	1-Month LIBOR	2.500%	9/07/27	N/R	1,898,024

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Personal Products – 1.0% (0.6% of Total Investments)
$1,763	Coty, Inc., Term Loan A	1.890%	1-Month LIBOR	1.750%	4/05/23	B	$1,613,198
55	Coty, Inc., Term Loan B	2.390%	1-Month LIBOR	2.250%	4/05/25	B	48,791
3,729	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	1,963,533
5,547	Total Personal Products						3,625,522
	Pharmaceuticals – 4.2% (2.6% of Total Investments)
946	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	9/28/24	B-	916,550
3,506	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	3,430,617
830	Elanco Animal Health, Term Loan B	1.899%	1-Month LIBOR	1.750%	8/01/27	Baa3	813,340
873	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	832,482
1,372	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (5)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	1,270,008
471	Mallinckrodt International Finance S.A., Term Loan, First Lien, (5)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	435,538
750	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	739,376
2,647	Valeant Pharmaceuticals International, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	11/27/25	BB	2,590,969
4,942	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.149%	1-Month LIBOR	3.000%	6/02/25	BB	4,835,594
16,337	Total Pharmaceuticals						15,864,474
	Professional Services – 1.5% (0.9% of Total Investments)
1,045	Ceridian HCM Holding, Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	1,013,639
794	Creative Artists Agency, LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	11/26/26	B	764,352
1,144	Dun & Bradstreet Corp.,Term Loan, First Lien	3.906%	1-Month LIBOR	3.750%	2/08/26	BB+	1,128,991
2,365	Nielsen Finance LLC, Term Loan B4	2.147%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,316,027
597	On Assignment, Inc., Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/02/25	BBB-	591,545
5,945	Total Professional Services						5,814,554
	Real Estate Management & Development – 1.4% (0.8% of Total Investments)
2,689	GGP, Initial Term Loan A2	3.148%	1-Month LIBOR	3.000%	8/24/23	BB+	2,377,797
2,750	TNT Crane and Rigging, Inc., Exit Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,818,750
5,439	Total Real Estate Management & Development						5,196,547
	Road & Rail – 2.7% (1.6% of Total Investments)
1,708	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,647,354
914	Ceva Group PLC, Term Loan B	5.220%	3-Month LIBOR	5.000%	8/03/25	B+	865,252
1,990	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	1,951,086
1,280	Hertz Corporation, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,190,400

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$1,227	Hertz Corporation, Term Loan B1, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	$1,150,175
1,813	Hertz Corporation, The DIP Term Loan	7.463%	3-Month LIBOR	7.250%	12/31/20	N/R	1,813,071
1,429	Quality Distribution, Incremental Term Loan, First Lien	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	1,384,102
48	Savage Enterprises LLC, Term Loan B	3.150%	1-Month LIBOR	3.000%	8/01/25	BB	47,013
10,409	Total Road & Rail						10,048,453
	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)
659	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	652,816
3,377	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	1,600,528
1,138	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,129,720
1,412	ON Semiconductor Corporation, New Replacement Term Loan B4	2.148%	1-Month LIBOR	2.000%	9/19/26	BB+	1,384,788
6,586	Total Semiconductors & Semiconductor Equipment						4,767,852
	Software – 9.6% (5.9% of Total Investments)
990	Autodata Solutions, Term Loan, First Lien	3.645%	1-Month LIBOR	3.500%	5/30/26	BB-	962,953
1,485	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	1,439,990
2,574	DiscoverOrg LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	2/01/26	B+	2,540,467
475	Globallogic Holdings, Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	466,688
325	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	290,992
2,000	Infoblox, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,971,500
2,301	Informatica LLC, Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/14/27	B1	2,229,889
2,605	McAfee LLC, Term Loan B	3.895%	1-Month LIBOR	3.750%	9/29/24	BB	2,585,399
1,137	Micro Focus International PLC, New Term Loan	2.648%	1-Month LIBOR	2.500%	6/21/24	BB-	1,077,591
7,680	Micro Focus International PLC, Term Loan B	2.648%	1-Month LIBOR	2.500%	6/21/24	BB	7,277,238
1,309	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	1,304,817
2,830	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	2,677,463
373	Mitchell International, Inc., Initial Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	11/29/24	B2	357,054
667	Mitchell International, Inc., Initial Term Loan, Second Lien	7.398%	1-Month LIBOR	7.250%	11/30/25	CCC	638,333
1,188	Perforce Software Inc., Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/01/26	B-	1,160,656
159	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	4/28/21	N/R	160,182
988	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	981,460
163	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	163,957

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,825	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	$1,777,960
1,283	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	1,249,141
655	Thomson Reuters IP & S, Term Loan B	3.148%	1-Month LIBOR	3.000%	10/31/26	B	639,217
1,167	TIBCO Software, Inc., Term Loan, First Lien	3.900%	1-Month LIBOR	3.750%	7/03/26	B+	1,135,327
1,000	TIBCO Software, Inc., Term Loan, Second Lien	7.400%	1-Month LIBOR	7.250%	3/04/28	B-	982,500
1,037	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	1,033,145
743	Ultimate Software, Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	5/03/26	B1	731,259
395	Xperi Holding Corp, Term Loan B	4.148%	1-Month LIBOR	4.000%	6/01/25	BB-	382,986
37,354	Total Software						36,218,164
	Specialty Retail – 2.1% (1.3% of Total Investments)
750	Academy, LTD., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	742,500
815	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	761,000
2,059	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	2,053,751
3,950	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	3,917,822
549	Staples, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	505,816
8,123	Total Specialty Retail						7,980,889
	Technology Hardware, Storage & Peripherals – 4.5% (2.8% of Total Investments)
1,250	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	1,202,081
2,019	BMC Software, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	10/02/25	B2	1,966,694
1,800	Conduent, Inc., Term Loan A	1.898%	1-Month LIBOR	1.750%	12/07/22	BB-	1,722,320
8,988	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	8,905,014
594	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	577,172
710	Tech Data Corporation, Asset Based Term Loan	3.652%	1-Month LIBOR	3.500%	7/01/25	BBB-	710,710
1,491	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	1,445,498
662	Western Digital, Term Loan B	1.898%	1-Month LIBOR	1.750%	4/29/23	BBB-	658,625
17,514	Total Technology Hardware, Storage & Peripherals						17,188,114
	Textiles, Apparel & Luxury Goods – 0.1% (0.0% of Total Investments)
205	Samsonite Corporation, Incremental Term Loan B2	5.500%	1-Month LIBOR	4.500%	4/25/25	Ba2	200,862
	Trading Companies & Distributors – 0.2% (0.1% of Total Investments)
592	Hayward Industries, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	8/04/24	B	577,116

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
$737	Atlantic Aviation FBO Inc., Term Loan	3.900%	1-Month LIBOR	3.750%	12/06/25	BB-	$722,753
	Wireless Telecommunication Services – 0.6% (0.3% of Total Investments)
1,616	Asurion LLC, Term Loan B4	3.148%	1-Month LIBOR	3.000%	8/04/22	Ba3	1,593,257
870	Windstream Corporation, Term Loan, (5)	5.087%	Prime	3.000%	4/24/21	N/R	532,148
2,486	Total Wireless Telecommunication Services						2,125,405
$563,011	Total Variable Rate Senior Loan Interests (cost $546,259,197)						513,265,228

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.6% (9.6% of Total Investments)
	Aerospace & Defense – 0.6% (0.4% of Total Investments)
$1,370	Bombardier Inc, 144A	5.750%	3/15/22	B	$1,301,500
965	Bombardier Inc, 144A	6.000%	10/15/22	B	875,737
2,335	Total Aerospace & Defense				2,177,237
	Auto Components – 0.9% (0.6% of Total Investments)
1,925	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,842,956
1,425	Adient US LLC, 144A	9.000%	4/15/25	Ba3	1,567,073
3,350	Total Auto Components				3,410,029
	Chemicals – 0.2% (0.1% of Total Investments)
585	Olin Corp, 144A	9.500%	6/01/25	BB-	691,833
	Communications Equipment – 1.4% (0.9% of Total Investments)
4,482	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	N/R	2,627,572
4,360	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	N/R	2,725,000
8,842	Total Communications Equipment				5,352,572
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
400	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	405,000
	Diversified Financial Services – 0.5% (0.3% of Total Investments)
2,060	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	2,034,250
	Diversified Telecommunication Services – 0.7% (0.4% of Total Investments)
1,125	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,154,531
865	Consolidated Communications Inc	6.500%	10/01/22	CCC+	865,000
595	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	574,919
2,585	Total Diversified Telecommunication Services				2,594,450
	Electric Utilities – 4.2% (2.6% of Total Investments)
2,980	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	3,725
715	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	752,335
447	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	466,071

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$4,668	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	$4,766,178
410	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	414,429
447	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	459,839
378	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	405,090
4,668	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	4,795,487
2,765	Pacific Gas and Electric Co	4.750%	2/15/44	BBB-	2,852,169
770	Pacific Gas and Electric Co	4.250%	3/15/46	BBB-	748,227
378	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	396,979
18,626	Total Electric Utilities				16,060,529
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
745	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	765,860
1,725	Nabors Industries Ltd, 144A	7.250%	1/15/26	B2	672,750
2,470	Total Energy Equipment & Services				1,438,610
	Entertainment – 0.2% (0.1% of Total Investments)
1,415	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	760,563
	Equity Real Estate Investment Trust – 0.8% (0.5% of Total Investments)
2,700	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	2,862,000
	Gas Utilities – 0.8% (0.5% of Total Investments)
2,830	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	3,088,237
	Health Care Providers & Services – 0.6% (0.4% of Total Investments)
830	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	879,800
120	HCA Inc	5.375%	2/01/25	Ba2	132,880
295	Tenet Healthcare Corp	4.625%	7/15/24	BB-	299,986
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,100,603
2,305	Total Health Care Providers & Services				2,413,269
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
227	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	232,698
400	Carnival Corp, 144A	11.500%	4/01/23	BB+	442,000
627	Total Hotels, Restaurants & Leisure				674,698
	IT Services – 0.2% (0.1% of Total Investments)
735	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	775,572
	Media – 1.9% (1.1% of Total Investments)
1,807	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	99,385
165	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	169,455

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$2,100	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	$2,037,000
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,186
1,126	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,098,619
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,433,103
420	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	N/R	13,650
1,110	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,201,575
9,195	Total Media				7,054,973
	Oil, Gas & Consumable Fuels – 1.2% (0.8% of Total Investments)
330	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	330,000
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	2,465,400
400	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	375,000
1,040	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	964,600
540	MEG Energy Corp, 144A	7.000%	3/31/24	B+	513,000
5,245	Total Oil, Gas & Consumable Fuels				4,648,000
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
733	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	718,340
461	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	494,519
582	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	449,595
230	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	243,800
2,006	Total Pharmaceuticals				1,906,254
	Specialty Retail – 0.1% (0.1% of Total Investments)
435	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	437,175
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
795	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	N/R	214,650
$69,541	Total Corporate Bonds (cost $66,496,120)				58,999,901

Shares	Description (1)	Value
	COMMON STOCKS – 2.6% (1.6% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
16,910	Cengage Learning Holdings II Inc, (8), (9)	$83,704
	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)
16,271	Windstream Services LLC, (9)	154,414
	Electric Utilities – 0.4% (0.2% of Total Investments)
64,338	Energy Harbor Corp, (8), (9), (10)	1,286,760
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
63,862	Transocean Ltd	42,820

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services (continued)
7,266	Vantage Drilling International, (8), (9)	$12,112
	Total Energy Equipment & Services	54,932
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
50,560	Millennium Health LLC, (6), (9)	56,121
47,462	Millennium Health LLC, (6), (9)	47,937
	Total Health Care Providers & Services	104,058
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corp, (8), (9)	1,504
	Marine – 0.0% (0.0% of Total Investments)
573	ACBL HLDG CORP, (8), (9)	21,487
	Media – 1.4% (0.9% of Total Investments)
640,661	Clear Channel Outdoor Holdings Inc, (9)	572,751
67,466	Cumulus Media Inc, (9)	341,378
1,318,561	Hibu plc, (8)	158,227
316,926	iHeartMedia Inc, (9)	2,605,132
23,363	Metro-Goldwyn-Mayer Inc, (8), (9)	1,729,843
36,087	Tribune Co, (6)	36
	Total Media	5,407,367
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
21,791	Whiting Petroleum Corp, (9)	318,149
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
15,310	Advanz Pharma Corp Ltd, (9)	74,560
	Software – 0.6% (0.4% of Total Investments)
26,186	Avaya Holdings Corp, (9)	450,399
9,254	SkillSoft Corp, (8), (9)	1,573,180
457	SkillSoft Corp, (8), (9)	105,110
672	SkillSoft Corp, (6), (9)	1
1,344	SkillSoft Corp, (6), (9)	1
	Total Software	2,128,691
	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)
5,616	Windstream Services LLC, (9)	55,580
	Total Common Stocks (cost $25,406,565)	9,691,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.6% ( 0.4% of Total Investments)
$800	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	6.497%	7/15/30	Ba3	$720,957

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
$400	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (11)	7.480%	11/16/32	BB-	$383,568
750	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	6.637%	10/15/30	Ba3	681,953
400	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	0.000%	4/20/30	BB-	352,659
$2,350	Total Asset-Backed Securities (cost $2,325,478)				2,139,137

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corp, (8)	$20,617
	Marine – 0.0% (0.0% of Total Investments)
603	ACBL HLDG CORP, (8)	22,613
2,243	ACBL HLDG CORP, (8)	59,439
1,706	ACBL HLDG CORP, (8)	55,445
4,552	Total Marine	137,497
	Total Warrants (cost $1,588,065)	158,114

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
2,133	ACBL HLDG CORP, (8)	0.000%	N/R	$56,524
2,428	ACBL HLDG CORP, (8)	0.000%	N/R	78,910
	Total Marine			135,434
	Total Convertible Preferred Securities (cost $129,512)			135,434

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,466	Fieldwood Energy Inc, (8), (9)	$135
2,721	Fieldwood Energy Inc, (8), (9)	27
	Total Common Stock Rights (cost $384,387)	162
	Total Long-Term Investments (cost $642,589,324)	584,389,182

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 7.4% (4.6% of Total Investments)
	INVESTMENT COMPANIES – 7.4% (4.6% of Total Investments)
28,061,941	BlackRock Liquidity Funds T-Fund, (12)	0.000% (13)	$28,061,941
	Total Short-Term Investments (cost $28,061,941)		28,061,941
	Total Investments (cost $670,651,265) – 161.8%		612,451,123
	Borrowings – (49.1)% (14), (15)		(185,900,000)
	Term Preferred Shares, net of deferred offering costs – (7.9)% (16)		(29,741,386)
	Other Assets Less Liabilities – (4.8)% (17)		(18,383,533)
	Net Assets Applicable to Common Shares – 100%		$378,426,204
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$45,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(18)	$480,836	$480,836
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$511,297,703	$1,967,525	$513,265,228
Corporate Bonds	—	58,999,901	—	58,999,901
Common Stocks	4,615,183	4,971,927	104,096	9,691,206
Asset-Backed Securities	—	2,139,137	—	2,139,137
Warrants	—	158,114	—	158,114
Convertible Preferred Securities	—	135,434	—	135,434
Common Stock Rights	—	162	—	162
Short-Term Investments:
Investment Companies	28,061,941	—	—	28,061,941
Investments in Derivatives:
Interest Rate Swaps*	—	480,836	—	480,836
Total	$32,677,124	$578,183,214	$2,071,621	$612,931,959

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(14)	Borrowings as a percentage of Total Investments is 30.4%.
(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 4.9%.
(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.